Sales revenues (Tables)	12 Months Ended
Dec. 31, 2022
Sales Revenues
Summary of Sales Revenues

	2022	2021	2020
Diesel	40,149	24,236	13,924
Gasoline	16,175	11,910	6,313
Liquefied petroleum gas	5,121	4,491	3,383
Jet fuel	5,423	2,271	1,455
Naphtha	2,396	1,699	1,694
Fuel oil (including bunker fuel)	1,411	1,775	795
Other oil products	5,536	4,261	2,712
Subtotal oil products	76,211	50,643	30,276
Natural gas	7,673	5,884	3,649
Oil	7,719	671	48
Renewables and nitrogen products	283	40	59
Breakage	669	243	438
Electricity	694	2,902	1,109
Services, agency and others	1,043	808	755
Domestic market	94,292	61,191	36,334
Exports	27,497	21,491	15,945
Oil	19,332	14,942	11,720
Fuel oil (including bunker fuel)	7,399	5,480	3,525
Other oil products	766	1,069	700
Sales abroad (*)	2,685	1,284	1,404
Foreign market	30,182	22,775	17,349
Sales revenues	124,474	83,966	53,683

(*)	Sales revenues from operations outside of Brazil, including trading and excluding exports.

	2022	2021	2020
Domestic market	94,292	61,191	36,334
Americas (except United States)	7,166	4,702	3,419
China	6,389	7,053	7,703
Europe	5,932	3,110	1,853
United States	4,914	2,162	1,193
Singapore	4,271	3,913	2,415
Asia (except China and Singapore)	1,505	1,671	746
Others	5	164	20
Foreign market	30,182	22,775	17,349
Sales revenues	124,474	83,966	53,683

Summary of Remaining Performance Obligations

	Expected recognition within 1 year	Expected recognition after 1 year	Total
Domestic market
Gasoline	10,495	-	10,495
Diesel	31,175	-	31,175
Natural gas	15,643	14,636	30,279
Services and others	7,867	4,573	12,440
Naphtha	1,946	4,211	6,157
Electricity	658	6,352	7,010
Other oil products	30	-	30
Jet fuel	5,868	-	5,868
Foreign market		-
Exports	2,961	8,761	11,722
Total	76,643	38,533	115,176